FEDERATED MDT STOCK TRUST

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

December 30, 2010

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

RE:         FEDERATED MDT STOCK TRUST (the “Fund”)
Institutional Shares
Institutional Service Shares
1933 Act File No. 2-75756
1940 Act File No. 811-3385

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Fund hereby certifies that the definitive forms of Prospectuses and Statement of Additional Information dated December 31, 2010, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statement of Additional Information contained in the most recent Registration Statement for the Fund.
This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 46 on December 28, 2010.

If you have any questions regarding this certification, please contact me at (412) 288-8239.

Very truly yours,

/s/ Todd P. Zerega
Todd P. Zerega
Assistant Secretary